Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
USD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	$ 17,625
Earnings before income taxes	(23,450)
AUD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	634
Earnings before income taxes	0
BRL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	342
Earnings before income taxes	$ 0